Document and Entity Information	12 Months Ended
Dec. 31, 2017
Document And Entity Information [Abstract]
Entity Registrant Name	APRICUS BIOSCIENCES, INC.
Entity Central Index Key	0001017491
Entity Filer Category	Non-accelerated Filer
Document Type	S-4/A
Amendment Flag	false
Document Period End Date	Dec. 31, 2017